Employee Compensation - Share-Based Compensation - Summary of Further Information about our Stock Option Plan (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of number and weighted average exercise price of share options [abstract]
Unrecognized compensation cost for non-vested stock option awards	$ 12	$ 14
Cash proceeds from stock options exercised	$ 67	$ 55
Weighted-average share price for stock options exercised (in dollars)	$ 120.4	$ 123.01